WILLKIE FARR & GALLAGHER LLP		787 Seventh Avenue
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December 30, 2005

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Judiciary Plaza
Washington, D.C. 20549
Attn:	Division of Corporation Finance,
Office of Emerging Growth Companies

Re:	Oracle Healthcare Acquisition Corp.
Amendment No. 2 to Registration Statement on Form S-1
(File No. 333-128748)

Dear Ladies and Gentlemen:

At the request of Oracle Healthcare Acquisition Corp. (the “Company”), we are responding to the comments raised by the Staff of the Securities and Exchange Commission (the “Commission”) in the comment letter dated December 23, 2005 from John Reynolds of the Commission to Joel D. Liffmann, President and Chief Operating Officer of the Company, relating to Amendment No. 1 to the registration statement on Form S-1 of the Company initially filed with the Commission on September 30, 2005 (the “Registration Statement”).  The Registration Statement relates to the initial public offering of (i) 12,500,000 units (the “Units”), with each Unit consisting of one share of the Company’s common stock, par value $.0001 per share (the “Common Stock”), and one warrant (the “Warrant”), each Warrant entitling the holder thereof to purchase one share of Common Stock, to be sold to the public through CRT Capital Group LLC, as the underwriter (the “Underwriter”); (ii) 1,875,000 additional Units (the “Over-Allotment Units”), which the Underwriter will have a right to purchase from the Company solely to cover over-allotments, if any (over and above the 12,500,000 Units referred to above); (iii) 833,334 warrants to be sold to two of the Company’s founding directors, their affiliates and/or their designees (the “Founding Director Warrants”); (iv) all shares of Common Stock and all Warrants issued as part of the Units and Over-Allotment Units; (v) all shares of Common Stock issuable upon exercise of the Warrants included in the Units and Over-Allotment Units; and (vi) all shares of Common Stock issuable upon exercise of the Founding Director Warrants.

We have filed simultaneously Amendment No. 2 to the Registration Statement and have attached a marked copy of such Amendment No. 2 indicating the changes that the Company has made to the

NEW YORK	WASHINGTON, DC	PARIS	LONDON	MILAN	ROME	FRANKFURT	BRUSSELS

December 29, 2005

Registration Statement.  The numbered paragraphs below correspond to the paragraphs in which the comments were made.  For your convenience, we have included above each response a copy of the comment to which we are responding.

General

1.                                       Comment:  It appears that Messrs. Feinberg and Liffmann have made the investment decision to each purchase 416,667 warrants on the closing date of the offering at a price of $1.20 per warrant.  Refer to disclosure indicating that these individuals have “agreed” to purchase the referenced warrants.  Also refer to your cover letter where you tell us that these individuals “will purchase” the referenced securities.  Please provide us with an analysis of how the agreement to purchase securities by Messrs. Feinberg and Liffmann is consistent with the requirements for the offer and sale of securities set forth by Section 5 of the Securities Act of 1933.

Response:  The disclosure in the Registration Statement, and the statement that certain directors and officers of the Company (the “Founding Directors”) “have agreed” to purchase the Founding Director Warrants was intended to speak as of the effective date and time of the Company’s Registration Statement.  While the Founding Directors have indicated that they intend to purchase the Founding Director Warrants concurrently with the Company’s initial public offering, the Founding Directors have made no contractual commitment to do so.  The issuance and sale of the Founding Director Warrants will occur simultaneously with the Company’s initial public offering.  No sale, including any contract for sale, of the Founding Director Warrants will be made prior to the effectiveness of the Registration Statement.

For purposes of clarification, the Company has revised the disclosure in the Registration Statement that previously indicated that the Founding Directors “have agreed” to purchase the Founding Director Warrants.  The revised disclosure states that the Founding Directors, their affiliates and/or their designees “have indicated their intention” to purchase the Founding Director Warrants.  The Company has also included footnotes in certain of the line items under the “Use of Proceeds,” “Capitalization” and “Dilution” tables indicating that these amounts include approximately $1 million expected to be received in connection with sale of the Founding Director Warrants and that such amounts would be approximately $1 million less in the event that the Founding Directors do not make such purchases.

Also, for purposes of clarification, the Company has also included the following risk factor in Amendment No. 2 to the Registration Statement:

“If Messrs. Feinberg and Liffmann, our founding directors, do not purchase an aggregate of 833,334 founding director warrants, then the underwriter may restructure or abandon this offering.

                While Messrs. Feinberg and Liffmann have indicated that they intend to purchase an aggregate of 833,334 founding director warrants from us on the closing date of this offering, at a price of $1.20 per founding director warrant, in the event that Messrs. Feinberg and Liffmann do not do so, the underwriter may restructure or abandon this offering.”

December 29, 2005

2.                                       Comment:  All exhibits are subject to our review.  Please file or submit all of your exhibits with your next amendment or as soon as possible.  Please note that we may have comments on the exhibits once they are filed.  Please understand that we will need adequate time to review these materials before accelerating effectiveness.

Response:  The Company has filed all remaining exhibits to the Registration Statement simultaneously with the filing of Amendment No. 2 to the Registration Statement.

3.                                       Comment:  Please tell us the reason the Rule 434 box was checked on the registration statement cover and advise us of the prospectus delivery intentions of the company concerning the rule.  If a term sheet is to be used, please furnish a copy.

Response:  In prior our amendment to the Registration Statement we contemplated the possibility of offering securities pursuant to Rule 434.  We currently have no plans to offer securities under this rule.  The reference to Rule 434 on the cover page has been deleted pursuant to the amendments to Form S-1 promulgated by the SEC in Release No. 33-8591 that took effect on December 1, 2005.

4.                                       Comment:  Please note the typographical error on page 57 regarding the commitment to purchase warrants.  The number of warrants should be 833,334, not 8,333,334.  This amount is correctly reflected in the notes to the financial statements.

Response:  The Company has revised the disclosure on page 57.

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On behalf of the Company, we have arranged for delivery to the attention of each of Jay Ingram, Blaise Rhodes, Mike Karney and John Reynolds of the Commission via Federal Express for overnight delivery three copies of this response letter together with marked copies of Amendment No. 1, and the supplemental information listed above.

We hope that the Staff will be able to accommodate the Company by responding to this response letter as soon as practicable.  In the meantime, should members of the Commission Staff have any questions or comments, or require any additional information regarding any of the responses or the attached filing, please contact the undersigned at (212) 728-8718 or William H. Gump at (212) 728-8285.

Very truly yours,

Jonathan H. Gatsik

cc:	Jay Ingram
Joel D. Liffmann
William H. Gump, Esq.
Floyd I. Wittlin, Esq.